Organization and Description of Business - Additional Information (Detail) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Jun. 30, 2012 Series B Warrants	Mar. 31, 2012 Series B Warrants	Jun. 30, 2012 Series C Warrants	Mar. 31, 2012 Series C Warrants	Jun. 30, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Young County, Texas Property Well acre	Jul. 29, 2011 Young County, Texas acre Well Property	Mar. 31, 2012 Archer County, Texas Property acre Well	Sep. 16, 2011 Archer County, Texas Property acre Well	Jun. 30, 2012 Armada Oil And Gas acre	Mar. 31, 2012 Armada Oil And Gas acre	Jun. 30, 2012 Armada Oil And Gas Common Stock	Mar. 31, 2012 Armada Oil And Gas Common Stock	Jun. 30, 2012 Armada Oil And Gas Series B Warrants	Mar. 31, 2012 Armada Oil And Gas Series B Warrants	Jun. 30, 2012 Armada Oil And Gas Series C Warrants	Mar. 31, 2012 Armada Oil And Gas Series C Warrants	Jun. 30, 2012 Armada Oil And Gas Leasehold Interest with Option to Acquire acre	Mar. 31, 2012 Armada Oil And Gas Leasehold Interest with Option to Acquire acre	Mar. 31, 2012 Parent Company Young County, Texas	Mar. 31, 2012 Parent Company Archer County, Texas	Mar. 31, 2012 Baron Energy Incorporated Young County, Texas	Mar. 31, 2012 Baron Energy Incorporated Archer County, Texas
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Acres of undeveloped land								300	300					1,280	1,280							23,700	23,700
Reverse stock split ratio	0.2
Common stock issued, acquisition of leases								1,800,000	1,800,000
Number of leases acquired										2	2	2	2
Acres of land acquired										120	120	140	140
Number of wells acquired										14	14	12	12
Cash paid for acquisition of leases										$ 128,500	$ 128,500	$ 125,000	$ 125,000
Non-operating working interest																								75.00%	80.00%
Net revenue interest																								60.9375%	60.80%	20.3125%	15.20%
Operated working interest																										25.00%	20.00%
Business Acquisition, common stock issued as consideration		8,870,000	8,870,000													8,870,000	8,870,000
Business Acquisition, warrants issued as consideration				2,520,000	2,520,000	2,520,000	2,520,000											2,520,000	2,520,000	2,520,000	2,520,000
Warrant, exercise period				5 years	5 years	7 years	7 years											5 years	5 years	7 years	7 years
Warrant, weighted average exercise price				2.00	2.00	3.00	3.00											2.00	2.00	3.00	3.00